Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee Benefits	Employee Benefits
The Company has various labor liabilities for employee benefits in connection with pension, seniority and post-retirement medical benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.
17.1 Assumptions
The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations.
Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

Mexico	December 31, 2024	December 31, 2023	December 31, 2022
Financial:
Discount rate used to calculate the defined benefit obligation	10.50%	10.20%	9.90%
Salary increase	4.75%	4.75%	4.75%
Future pension increases	3.75%	3.75%	3.75%
Healthcare cost increase rate	6.00%	6.00%	6.00%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS 97	IMSS‑97	IMSS 97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007
Measurement date December:
(1)EMSSA. Mexican Experience of social security.
(2)IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)BMAR. Actuary experience.
In Mexico, the methodology used to determine the discount rate was the Yield or Internal Rate of Return (“IRR”) which involves a yield curve. In this case, the expected rates for each period were taken from a yield curve of Mexican Federal Government Treasury Bonds (known as "CETES" in Mexico) because there is no deep market in high-quality corporate obligations in Mexican pesos.
In Mexico upon retirement, the Company purchases an annuity for the employee, which will be paid according to the option chosen by the employee.
Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and Retirement Plans		Seniority Premiums		Post-Retirement Medical Services		Total
2025	Ps.	1,589	Ps.	421	Ps.	23	Ps.	2,033
2026		949		285		24		1,258
2027		1,097		272		27		1,396
2028		969		265		29		1,263
2029		1,097		269		31		1,397
2030 to 2034		5,481		1,385		198		7,064
17.2 Balances of the liabilities for employee benefits

	December 31, 2024		December 31, 2023
Pension and Retirement Plans:
Defined benefit obligation	Ps.	17,866	Ps.	15,560
Pension plan assets at fair value		(16,227)		(14,061)
Effect due to asset ceiling		3,789		3,098
Discontinued operations		—		(195)
Net defined benefit liability	Ps.	5,428	Ps.	4,402
Seniority Premiums:
Defined benefit obligation	Ps.	2,972	Ps.	2,416
Seniority premium plan assets at fair value		(126)		(123)
Discontinued operations		—		(235)
Net defined benefit liability	Ps.	2,846	Ps.	2,058
Postretirement Medical Services:
Defined benefit obligation	Ps.	594	Ps.	604
Medical services plan assets at fair value		(108)		(95)
Discontinued operations		—		(49)
Net defined benefit liability	Ps.	486	Ps.	460
Total Employee Benefits (1)	Ps.	8,760	Ps.	6,920

(1)As of December 31, 2024, it includes Ps. 208, corresponding to the Asset Ceiling effect of Valora, which is presented in other non-current assets in the consolidated statements of financial position.
17.3 Plan asset
Plan assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	2024	2023
Fixed return:
Traded securities	5%	4%
Bank instruments	14%	16%
Federal government instruments of the respective countries	47%	47%
Variable return:
Publicly traded shares	34%	33%
	100%	100%
In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.
In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in Federal Government securities among others.
The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and supervising the trustee. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. The technical committee is also responsible for verifying the correct operation of the plans in all of the countries in which the Company has these benefits.
The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan to invest in assets whose expected return coincides with the estimated future payments.
Since the Mexican Tax Law limits the plan’s asset investment to 10% for related parties, this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.
In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.
In Mexico, the amounts and types of securities in related parties included in the portfolio fund are as follows:

	December 31, 2024		December 31, 2023
Debt:
BBVA Bancomer, S.A de C.V.	Ps.	43	Ps.	46
Grupo Industrial Bimbo, S.A.B. de C. V.		19		18

Equity:
Grupo Industrial Bimbo, S.A.B. de C. V.		1		1
For the years ended December 31, 2024, 2023 and 2022, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during the following fiscal year. There are no restrictions placed on the trustee’s ability to sell those securities. As of December 31, 2024 and 2023, the plan assets did not include securities of the Company in portfolio funds.
17.4 Amounts recognized in the consolidated income statements, the consolidated statements of comprehensive income and the consolidated statements of changes in equity

	Consolidated Income Statement								AOCI (1)
December 31, 2024	Current Service Cost		Past Service Cost		Gain or Loss on Settlement or Curtailment		Net Interest on the Net Defined Benefit Liability		Remeasurements of the Net Defined Benefit Liability
Pension and retirement plans	Ps.	505	Ps.	304	Ps.	(254)	Ps.	339	Ps.	2,019
Seniority premiums		394		89		(27)		200		441
Postretirement medical services		30		36		(25)		48		(56)
Total	Ps.	929	Ps.	429	Ps.	(306)	Ps.	587	Ps.	2,404
December 31, 2023
Pension and retirement plans	Ps.	489	Ps.	288	Ps.	(243)	Ps.	367	Ps.	1,311
Seniority premiums		345		21		(21)		178		117
Postretirement medical services		32		13		(14)		45		(29)
Total	Ps.	866	Ps.	322	Ps.	(278)	Ps.	590	Ps.	1,399
December 31, 2022
Pension and retirement plans	Ps.	534	Ps.	189	Ps.	(220)	Ps.	313	Ps.	1,686
Seniority premiums		328		21		(27)		150		38
Postretirement medical services		32		26		(29)		45		(35)
Total	Ps.	894	Ps.	236	Ps.	(276)	Ps.	508	Ps.	1,689

(1)Amounts accumulated in other comprehensive income as of the end of the period.
For the years ended December 31, 2024, 2023 and 2022, labor costs of Ps. 1,052, Ps. 910 and Ps. 854 have been included in the consolidated income statements in costs of goods sold, administrative expenses, and selling expenses. Net interest on the defined benefit liability has been included as part of interest expense (Note 19).
Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31, 2024		December 31, 2023		December 31, 2022
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	923	Ps.	1,661	Ps.	2,078

Actuarial (gains) losses arising from exchange rates		190		(100)		(77)
Remeasurements during the year, net of tax		931		314		211
Actuarial (gains) and losses arising from changes in financial assumptions		957		223		(1,848)
Actuarial (gains) and losses arising from changes in demographic assumptions		1		(4)		(71)
Business Acquisitions		—		—		336
Return on plan assets		(752)		(92)		713
Changes in the effect of limiting a net defined benefit asset to the asset ceiling		(286)		(546)		319
Effect of settlement		—		(533)		—
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	1,964	Ps.	923	Ps.	1,661
Remeasurements of the net defined benefit liability include the following:
•The return on plan assets, excluding amounts included in net interest expense.
•Actuarial gains and losses arising from changes in demographic assumptions.
•Actuarial gains and losses arising from changes in financial assumptions.
17.5 Changes in the balance of the defined benefit obligation for post-employment

	December 31, 2024		December 31, 2023		December 31, 2022
Pension and Retirement Plans:
Initial balance	Ps.	15,366	Ps.	15,113	Ps.	8,015
Current service cost		505		489		534
Past service cost		239		288		163
Interest expense		815		820		687
Gain on settlement		(254)		(243)		(280)
Remeasurements of the net defined benefit obligation		708		531		(2,073)
Foreign exchange (gain) or loss		1,793		(48)		(79)
Benefits paid		(1,430)		(1,504)		(1,146)
Business acquisitions		—		—		9,189
Employees contributions		105		119		103
Local plans		19		—		—
Plan amendments		—		(4)		—
Discontinued operations		—		(195)		—
Ending balance	Ps.	17,866	Ps.	15,366	Ps.	15,113
Seniority Premiums:
Initial balance	Ps.	2,181	Ps.	2,068	Ps.	2,108
Current service cost		394		345		328
Past service cost		89		21		7
Interest expense		212		191		160
Gain on settlement		(27)		(21)		(13)
Remeasurements of the net defined benefit obligation		324		66		(342)
Benefits paid		(201)		(254)		(180)
Discontinued operations		—		(235)		—
Ending balance	Ps.	2,972	Ps.	2,181	Ps.	2,068
Postretirement Medical Services:
Initial balance	Ps.	554	Ps.	556	Ps.	647
Current service cost		30		32		32
Past service cost		36		13		26
Interest expense		57		54		52
Gain on settlement		(25)		(14)		(29)
Remeasurements of the net defined benefit obligation		(27)		5		(136)
Benefits paid		(31)		(43)		(36)
Discontinued operations		—		(49)		—
Ending balance	Ps.	594	Ps.	554	Ps.	556
17.6 Changes in the balance of plan assets

	December 31, 2024		December 31, 2023		December 31, 2022
Total Plan Assets:
Initial balance	Ps.	14,279	Ps.	14,540	Ps.	3,170
Actual return on trust assets		497		522		(695)
Return on plan assets excluding amounts included in interest income		886		—		—
Foreign exchange loss		1,288		(150)		60
Life annuities		(25)		6		(3)
Business Acquisitions		—		—		12,417
Benefits paid		(623)		(731)		(533)
Plan amendments		(65)		(126)		(101)
Employees´contributions		105		102		103
Employer´s contributions		133		130		133
Administration cost		(14)		(14)		(11)
Ending balance	Ps.	16,461	Ps.	14,279	Ps.	14,540
As a result of the Company’s investments in life annuities plans, management does not expect it will need to make material contributions to plan assets to meet its future obligations.
17.7 Variation in assumptions
The Company considers that the relevant actuarial assumptions that are subject to sensitivity and valued using the projected unit credit method, are the discount rate, the salary increase rate and healthcare cost increase rate. The reasons for choosing these assumptions are as follows:
•Discount rate: The rate that determines the value of the obligations over time.
•Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.
•Healthcare cost increase rate: The rate that considers the trends of health care costs which implies an impact on the postretirement medical service obligations and the cost for the year.
The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projection of CETES:

+1%:	Consolidated Income Statement						OCI(1)
			(Gain) or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability
Pension and retirement plans	Ps.	771	Ps.	(252)	Ps.	283	Ps.	2,316
Seniority premiums		454		(25)		185		408
Postretirement medical services		54		(21)		38		(49)
Total	Ps.	1,279	Ps.	(298)	Ps.	506	Ps.	2,675

Expected salary increase
Pension and retirement plans	Ps.	874	Ps.	(289)	Ps.	404	Ps.	2,564
Seniority premiums		512		(28)		205		455
Total	Ps.	1,386	Ps.	(317)	Ps.	609	Ps.	3,019

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	80	Ps.	(30)	Ps.	54	Ps.	(76)

-1%:	Consolidated Income Statement						OCI(1)
			(Gain) or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability
Pension and retirement plans	Ps.	873	Ps.	(280)	Ps.	446	Ps.	2,594
Seniority premiums		507		(29)		217		480
Postretirement medical services		79		(30)		55		(75)
Total	Ps.	1,459	Ps.	(339)	Ps.	718	Ps.	2,999

Expected salary increase
Pension and retirement plans	Ps.	751	Ps.	(248)	Ps.	313	Ps.	2,334
Seniority premiums		453		(26)		194		425
Total	Ps.	1,204	Ps.	(274)	Ps.	507	Ps.	2,759

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	53	Ps.	(21)	Ps.	39	Ps.	(49)

(1)Amounts accumulated in other comprehensive income as of the end of the period.
17.8 Employee benefits expense
For the years ended December 31, 2024, 2023 and 2022, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2024		2023		2022
Wages and salaries	Ps.	104,357	Ps.	97,751	Ps.	83,433
Social security costs		17,586		15,941		13,511
Employee profit sharing		2,694		2,419		2,598
Post-employment benefits		1,052		910		854
Share-based payments (Note 15)		947		943		866
	Ps.	126,636	Ps.	117,964	Ps.	101,262